Related Parties (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Parties [Abstract]
Related Parties
12. Related Parties
For the three months ended September 30, 2022 and 2021, the Company paid advisor fees and out-of-pocket expenses amounting to $175 and $262 to two individuals who hold ownership interest in the Company, respectively. For the nine months ended September 30, 2022 and 2021, the Company paid advisor fees and out-of-pocket expenses amounting to $606 and $644 to two individuals who hold ownership interest in the Company, respectively.
See Note 5 and Note 10 for additional related party transactions with Catapult GP II and Catapult Goliath.

17. Related Parties
On February 12, 2019, in connection with the issuance of RSAs to the three former employees, the Predecessor loaned three officers an aggregate principal amount of $2,174 to enable them to comply with their tax withholding obligations from the issuance of the restricted stock under the 2018 Plan. Each of the promissory notes bore interest at a rate of 2.63% per annum, compounded annually, and was secured by all of the Predecessor’s capital stock held by the relevant employee, together with any stock subscription rights, liquidating dividends, stock dividends, new securities of any type whatsoever, or other property held as a result of the relevant employee’s ownership of the stock. The principal plus interest of these promissory notes totaling $2,248 were fully paid to the Predecessor before June 10, 2020.
As of December 31, 2019, the Predecessor had an amount payable to Kunlun totaling $87. The amount was fully paid to Kunlun in June 2020. No interest was accrued on the amount.
In January 2020, the Predecessor issued a loan in the aggregate principal amount of $14,000 to Kunlun in the form of a promissory note. The promissory note was issued with an interest rate of 2% per annum. In May 2020, Kunlun repaid the full principal amount of $14,000, including $81 in interest, to the Predecessor.
For the period from June 11, 2020 through December 31, 2020 and the year ended December 31, 2021, the Successor paid advisor fees and out-of-pocket expenses amounting to $389 and $913 to two individuals who hold ownership interest in the Successor, respectively.
The Successor had receivables from San Vicente Holdings of $0 and $10 as of December 31, 2021 and December 31, 2020, respectively.
See Note 9 and Note 15 for additional related party transactions with Catapult GP II and Catapult Goliath.